Document And Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Entity Registrant Name	IPALCO ENTERPRISES, INC.
Entity Central Index Key	0000728391
Entity Filer Category	Non-accelerated Filer